Warrants	12 Months Ended
Dec. 31, 2023
Warrants
Warrants

17. Warrants

Warrant activity for the years ended December 31, 2023, 2022 and 2021, was as follows:

	Number	Weighted average exercise price	Amount
	#	$	$
December 31, 2020	1,796,050	17.79	12,402
Granted	66,041	45.31	1,897
Exercised	(1,404,443)	14.31	(9,746)
Allocation of transaction costs to share capital	-	-	532
December 31, 2021	457,648	21.76	5,085
	-	-	-
December 31, 2022	457,648	21.76	5,085
	-	-	-
December 31, 2023	457,648	21.76	5,085

The fair values of warrants are estimated using the Black-Scholes option pricing model. The weighted average assumptions used in the Black-Scholes valuation model for the year presented were as follows:

December 31, 2021
Expected dividend yield	-
Expected volatility	119.18%
Risk-free annual interest rate	0.59%
Expected life (years)	4.99
Weighted average share price	$37.00
Weighted average exercise price	$45.31

The expected volatility of these warrants was determined using historical volatility rates and the expected life was determined based on time to expiry from the issuance date.

At December 31, 2023, the following warrants were outstanding:

Warrant issuance	Number	Weighted average remaining contractual life	Weighted average exercise price
	#	years	$
September 2019	53,000	0.73	41.25
February 2020	44,521	1.64	32.28
July 2020	224,845	1.51	11.25
August 2020	69,241	2.10	11.75
February 2021	66,041	2.14	45.31
	457,648	1.61	21.76

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021

(in thousands of US dollars, except share and per share data and where otherwise noted)